Variable Interest Entities (Information about Non-consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Variable Interest Entity [Line Items]
Total assets		¥ 16,322,100	¥ 15,289,385	¥ 14,280,684
Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		56,444	14,054
Investments		294,870	151,539
Maximum exposure to loss	[1]	474,833	253,202
Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		28,281,876	14,188,544
Liquidating customer assets | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	991
Maximum exposure to loss	[1]	0	991
Liquidating customer assets | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		0	8,247
Acquisition of real estate and real estate development projects for customers | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		52,666	10,721
Investments		11,773	8,805
Maximum exposure to loss	[1]	67,439	20,526
Acquisition of real estate and real estate development projects for customers | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		1,196,344	648,468
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		0	0
Corporate rehabilitation support business | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Corporate rehabilitation support business | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		0	0
Investment in securities | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		223,264	98,742
Maximum exposure to loss	[1]	318,007	173,314
Investment in securities | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		23,366,221	10,887,430
Securitizing financial assets such as finance lease receivable and loan receivable | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Securitizing financial assets such as finance lease receivable and loan receivable | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		0	0
Securitization of loan receivable originated by third parties | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		14,691	10,475
Maximum exposure to loss	[1]	14,691	10,475
Securitization of loan receivable originated by third parties | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		1,396,339	901,544
Power generation projects | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		2,630	3,691
Maximum exposure to loss	[1]	4,680	4,491
Power generation projects | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		14,830	16,138
Other VIEs | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		3,778	3,333
Investments		42,512	28,835
Maximum exposure to loss	[1]	70,016	43,405
Other VIEs | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		¥ 2,308,142	¥ 1,726,717

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.